UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/2019

FORM N-CSR

Item 1.          Reports to Stockholders.

Dreyfus Institutional Preferred Government Plus Money Market Fund

SEMIANNUAL REPORT

September 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Government Plus Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Government Plus Money Market Fund covers the six-month period ended September 30, 2019. During the reporting period, the fund produced an annualized yield of 2.29% and, taking into account the effects of compounding, an annualized effective yield of 2.32%.1

Yields of money market instruments declined over the reporting period, and the Federal Reserve (the “Fed”) implemented two cuts in short-term interest rates due to concerns about the strength of the economy.

The Fed Cuts Rates Amid Concerns About Economic Growth

In December 2018, prior to the reporting period, the Fed raised the federal funds target rate to 2.25%–2.50% and indicated it would take a “wait-and-see” approach to additional increases. But despite the March 2019 yield curve inversion—a widely trusted indicator of recession in which long-term Treasury yields fall below short-term Treasury yields—the Fed did not become accommodative until later in 2019.

A number of factors eventually led the Fed to reduce interest rates. Trade tensions between the U.S. and China continued to flare up during the reporting period, giving rise to economic uncertainty and appearing to hinder U.S. growth somewhat. Economic growth also continued to slow in Europe and Asia, raising the possibility that this would have an impact on the U.S. economy. In addition, persistent flatness and inversion of the yield curve increased concerns about the possibility of an economic recession. In an attempt to forestall further economic weakness, in July 2019 the Fed announced a reduction of the federal funds rate by a quarter-point cut, effective August 1, 2019, and cut the rate again at its September 2019 meeting, bringing the federal funds target rate to 1.75%–2.00%.

Late in the reporting period, money market rates rose in response to a supply-and-demand imbalance in the market for repurchase agreements. The Fed responded by increasing its purchases in this market, which restored stability to rates.

Although U.S. economic data was somewhat mixed during the reporting period, the labor market remained strong. Inflation, however, remained subdued. In April 2019, the economy added 216,000 jobs, and the unemployment rate slipped to 3.6%. The economy grew by 3.1% during the first quarter of 2019, beating expectations, while the core inflation rate as measured by the personal consumption expenditures (PCE) index, fell to 1.1%, well below the Fed’s 2% target.

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In May 2019, job creation plummeted to just 62,000 positions, while the unemployment rate remained unchanged, at 3.6%. In June 2019, the economy added 178,000 jobs, and the jobless rate edged up to 3.7%. July 2019 saw 166,000 new jobs added, and unemployment remained steady. Economic growth in the second quarter of 2019 slipped to just 2.0%, but the PCE index jumped to 1.9%. In August 2019, the economy added 219,000 jobs, and the unemployment rate stayed steady. In September 2019, unemployment fell to 3.5%, and an estimated 180,000 new jobs were added.

Another Rate Cut Expected in 2019

At the end of the reporting period, investors continued to anticipate more accommodation by the Fed, with at least one more interest-rate cut expected in 2019. The Fed reduced the federal funds rate twice during the reporting period, and yields on money market funds declined. We maintained the fund’s weighted-average maturity in a range that was modestly shorter than industry averages. As rates have fallen, we managed the fund with the expectation that the Fed would cut the federal funds rate by a quarter point at its October 2019 meeting. As always, we have retained our long-standing focus on quality and liquidity.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. The yield provided reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sincerely,

Patricia A. Larkin
Chief Investment Officer
Dreyfus Cash Investment Strategies
October 15, 2019

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UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Government Plus Money Market Fund from April 1, 2019 to September 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended September 30, 2019

Expense paid per $1,000†	.00
Ending value (after expenses)	$1,011.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended September 30, 2019

Expense paid per $1,000†	.00
Ending value (after expenses)	$1,025.00
†Expenses are equal to the fund‘s annualized expense ratio of .00, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

U.S. Government Agencies - 26.7%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Home Loan Banks:
1/30/20	1.88	250,000,000	[a]	248,453,889
10/1/19	1.60	29,000,000	[a]	29,000,000
10/8/19	2.05	200,000,000	[a]	199,921,445
Total U.S. Government Agencies (cost $477,375,334)				477,375,334
U.S. Treasury Bills - 39.6%
10/1/19	2.08	49,000,000	[a]	49,000,000
10/15/19	2.04	275,000,000	[a]	274,785,333
10/29/19	2.00	235,000,000	[a]	234,640,433
11/19/19	1.80	150,000,000	[a]	149,638,625
Total U.S. Treasury Bills (cost $708,064,391)				708,064,391
Repurchase Agreements - 33.7%
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 9/30/19, due at 10/1/19 in the amount of $203,013,646 (fully collateralized by original par $359,130,994 Government National Mortgage Association Agency Mortgage-Backed Securities 2.50%-4.13% due 10/15/40-4/20/49 value $192,381,459 original par $14,021,819 U.S. Treasuries (including strips) 2.75% due 8/31/23 value $14,678,552)	2.42	203,000,000		203,000,000
Fixed Income Clearing , Tri-Party Agreement thru State Street, dated 9/30/19, due at 10/1/19 in the amount of $400,026,222 (fully collateralized by original par $394,770,000 U.S. Treasuries (including strips) 2.00% due 11/15/26 value $408,001,111)	2.36	400,000,000		400,000,000
Total Repurchase Agreements (cost $603,000,000)				603,000,000
Total Investments (cost $1,788,439,725)		100.0%		1,788,439,725
Cash and Receivables (Net)		.0%		349,503
Net Assets		100.0%		1,788,789,228

a Security is a discount security. Income is recognized through the accretion of discount.

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STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	39.6
Repurchase Agreements	33.7
U.S. Government Agencies	26.7
100.0

† Based on net assets.

See notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

September 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $603,000,000) —Note 1(b)	1,788,439,725	1,788,439,725
Cash		258,780
Interest receivable		62,424
Due from BNY Mellon Investment Adviser, Inc.—Note 2(b)		28,405
		1,788,789,334
Liabilities ($):
Trustees fees and expenses payable		106
		106
Net Assets ($)		1,788,789,228
Composition of Net Assets ($):
Paid-in capital		1,788,803,555
Total distributable earnings (loss)		(14,327)
Net Assets ($)		1,788,789,228

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	1,788,803,555
Net Asset Value Per Share ($)	1.00

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended September 30, 2019 (Unaudited)

Investment Income ($):
Interest Income	19,577,475
Expenses:
Management fee—Note 2(a)	850,871
Trustees’ fees—Note 2(a,c)	54,600
Total Expenses	905,471
Less—reduction in expenses due to undertaking—Note 2(a)	(850,871)
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(54,600)
Net Expenses	-
Investment Income—Net, representing net increase in net assets resulting from operations	19,577,475

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Operations ($):
Investment income—net	19,577,475	29,455,369
Net realized gain (loss) on investments	-	2,688
Net Increase (Decrease) in Net Assets Resulting from Operations	19,577,475	29,458,057
Distributions ($):
Distributions to shareholders	(19,577,475)	(29,455,369)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	4,361,469,987	6,697,534,451
Cost of shares redeemed	(4,310,220,809)	(6,176,662,328)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	51,249,178	520,872,123
Total Increase (Decrease) in Net Assets	51,249,178	520,874,811
Net Assets ($):
Beginning of Period	1,737,540,050	1,216,665,239
End of Period	1,788,789,228	1,737,540,050

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2019		Year Ended March 31,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.012	.021	.011	.004	.002	.001
Distributions:
Dividends from investment income—net	(.012)	(.021)	(.011)	(.004)	(.002)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.16[a]	2.09	1.06	.38	.16	.09
Ratio of total expenses to average net assets	.11[b]	.11	.10	.10	.10	.10
Ratio of net expenses to average net assets	.00[b]	.00	.00	.00	.00	.00
Ratio of net investment income to average net assets	2.30[b]	2.08	1.05	.37	.16	.09
Net Assets, end of period ($ x 1,000)	1,788,789	1,737,540	1,216,665	1,535,449	1,885,374	1,691,226

a Not annualized.

b Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Government Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other funds managed by BNY Mellon Investment Adviser, Inc. as well as for other institutional investors. At September 30, 2019, all of the fund’s outstanding shares were held by other funds managed by BNY Mellon Investment Adviser, Inc. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,788,439,725
Level 3 - Significant Unobservable Inputs	-
Total	1,788,439,725

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $14,327 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2019. These short-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2019 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—

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Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended September 30, 2019.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, brokerage fees, taxes, and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended September 30, 2019, fees reimbursed by the Adviser amounted to $54,600.

The Adviser had undertaken, from April 1, 2019 through September 30, 2019 to waive its management fee. The reduction in management fees, pursuant to the undertaking, amounted to $850,871 during the period ended September 30, 2019. The waiver is voluntary and not contractual, and can be terminated at any time.

(b) The components of “Due from BNY Mellon Investment Adviser, Inc.” in the Statement of Assets and Liabilities consist of: management fees $146,008, which are offset against an expense reimbursement currently in effect in the amount of $174,413.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 1, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

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Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s gross total return performance (without including fees and expenses) was below the Performance Group and Performance Universe medians for all periods and the fund’s net total return performance (including fees and expenses) was above the Performance Group and Performance Universe medians for all periods (ranked first among the funds in the Performance Group and ranking in the first quartile of the Performance Universe for all periods).

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee and total expenses (both of which were zero) were below the Expense Group and Expense Universe medians.

Representatives of the Adviser stated that the Adviser has agreed to pay all of the fund’s expenses, except management fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Adviser has agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of less than .01% for the past fiscal year). Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

17

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s net performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement,

18

including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

19

NOTES

20

NOTES

21

For More Information

Dreyfus Institutional Preferred Government Plus Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-CSR for the period that includes the date of the posted holdings.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0286SA0919

Dreyfus Institutional Preferred Money Market Fund

SEMIANNUAL REPORT

September 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Money Market Fund covers the six-month period ended September 30, 2019. During the reporting period, the fund’s Hamilton shares produced an annualized yield of 2.26%, and its Institutional shares produced an annualized yield of 2.32%. Taking into account the effects of compounding, the fund’s Hamilton and Institutional shares also produced annualized effective yields of 2.29% and 2.35%, respectively, for the same period.1

Yields of money market instruments declined over the reporting period, and the Federal Reserve (the “Fed”) implemented two cuts in short-term interest rates due to concerns about the strength of the economy.

The Fed Cuts Rates Amid Concerns About Economic Growth

In December 2018, prior to the reporting period, the Fed raised the federal funds target rate to 2.25%–2.50% and indicated it would take a “wait-and-see” approach to additional increases. But despite the March 2019 yield curve inversion—a widely trusted indicator of recession in which long-term Treasury yields fall below short-term Treasury yields—the Fed did not become accommodative until later in 2019.

A number of factors eventually led the Fed to reduce interest rates. Trade tensions between the U.S. and China continued to flare up during the reporting period, giving rise to economic uncertainty and appearing to hinder U.S. growth somewhat. Economic growth also continued to slow in Europe and Asia, raising the possibility that this would have an impact on the U.S. economy. In addition, persistent flatness and inversion of the yield curve increased concerns about the possibility of an economic recession. In an attempt to forestall further economic weakness, in July 2019 the Fed announced a reduction of the federal funds rate by a quarter-point cut, effective August 1, 2019, and cut the rate again at its September 2019 meeting, bringing the federal funds target rate to 1.75%–2.00%.

Late in the reporting period, money market rates rose in response to a supply-and-demand imbalance in the market for repurchase agreements. The Fed responded by increasing its purchases in this market, which restored stability to rates.

Although U.S. economic data was somewhat mixed during the reporting period, the labor market remained strong. Inflation, however, remained subdued. In April 2019, the economy added 216,000 jobs, and the unemployment rate slipped to 3.6%. The economy grew by 3.1% during the first quarter of 2019, beating expectations, while the core inflation rate as

2

measured by the personal consumption expenditures (PCE) index, fell to 1.1%, well below the Fed’s 2% target.

In May 2019, job creation plummeted to just 62,000 positions, while the unemployment rate remained unchanged, at 3.6%. In June 2019, the economy added 178,000 jobs, and the jobless rate edged up to 3.7%. July 2019 saw 166,000 new jobs added, and unemployment remained steady. Economic growth in the second quarter of 2019 slipped to just 2.0%, but the PCE index jumped to 1.9%. In August 2019, the economy added 219,000 jobs and the unemployment rate stayed steady. In September 2019, unemployment fell to 3.5%, and an estimated 180,000 new jobs were added.

Another Rate Cut Expected in 2019

At the end of the reporting period, investors continued to anticipate more accommodation by the Fed, with at least one more interest-rate cut expected in 2019. The Fed reduced the federal funds rate twice during the reporting period, and yields on money market funds declined. We maintained the fund’s weighted-average maturity in a range that was modestly shorter than industry averages. As rates have fallen, we managed the fund with the expectation that the Fed would cut the federal funds rate by a quarter point at its October 2019 meeting. As always, we have retained our long-standing focus on quality and liquidity.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) (or unrated, if deemed of comparable quality by BNY Mellon Investment Adviser, Inc.), involve credit and liquidity risks and risk of principal loss.

Sincerely,

Patricia A. Larkin
Chief Investment Officer
Dreyfus Cash Investment Strategies
October 15, 2019

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from April 1, 2019 to September 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended September 30, 2019

	Institutional Shares	Hamilton Shares
Expense paid per $1,000†	$.50	$.80
Ending value (after expenses)	$1,011.70	$1,011.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended September 30, 2019

	Institutional Shares	Hamilton Shares
Expense paid per $1,000†	$.51	$.81
Ending value (after expenses)	$1,024.50	$1,024.20

†Expenses are equal to the fund‘s annualized expense ratio of .10% for Institutional Shares, .16% for Hamilton Shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Paper - 39.8%
Caisse Des Depots Et Consignations	2.06	3/12/20	100,000,000	[a]	99,131,711
Erste Abwicklungsanstalt	2.27	10/11/19	100,000,000	[a,b]	99,935,528
European Investment Bank	2.08	10/23/19	150,000,000	[a]	149,822,803
Federation Des Caisses Desjardins Du Quebec	2.25	1/17/20	50,000,000	[a,b]	49,686,777
Kingdom of The Netherlands	2.03	10/1/19	175,000,000	[a,b]	174,989,174
Lloyds Bank, 1 Month LIBOR +.18%	2.23	10/23/19	50,000,000	[c]	50,010,928
Lloyds Bank, 1 Month LIBOR +.28%	2.33	10/26/19	80,000,000	[c]	79,996,850
National Australia Bank	2.15	10/31/19	100,000,000	[a,b]	99,819,683
National Australia Bank, 1 Month LIBOR +.16%	2.19	10/14/19	50,000,000	[b,c]	49,971,300
Nederlandse Waterschapsbank	2.33	10/11/19	75,000,000	[a,b]	74,950,615
Nederlandse Waterschapsbank, 1 Month LIBOR +.15%	2.19	10/15/19	50,000,000	[b,c]	49,993,677
Province of Alberta	2.03	2/19/20	130,000,000	[a,b]	128,978,034
Prudential Funding	1.93	10/3/19	36,000,000	[a]	35,993,235
Royal Bank of Canada, 3 Month LIBOR +.04%	2.30	10/29/19	125,000,000	[b,c]	125,017,787
Swedbank	2.22	11/13/19	100,000,000	[a]	99,738,933
United Overseas Bank	2.12	12/4/19	68,000,000	[a,b]	67,749,534
Westpac Banking, 3 Month LIBOR +.10%	2.41	10/4/19	50,000,000	[b,c]	50,000,288
Westpac Securities NZ/London, 1 Month LIBOR +.20%	2.24	10/29/19	50,000,000	[b,c]	49,971,309
Total Commercial Paper (cost $1,535,756,403)			1,535,758,166
Negotiable Bank Certificates of Deposit - 14.9%
Bank of Montreal/Chicago II, 3 Month LIBOR +.06%	2.35	11/4/19	50,000,000	[c]	50,015,883
Bank of Nova Scotia/Houston, 3 Month LIBOR +.28%	2.58	10/15/19	20,000,000	[c]	20,002,051
Canadian Imperial Bank of Commerce/New York, 3 Month LIBOR +.22%	2.32	12/27/19	40,000,000	[c]	40,022,282
Nordea Bank/New York, 3 Month LIBOR +.40%	2.50	12/27/19	50,000,000	[c]	50,090,905
Oversea-Chinese Bank/New York	2.08	12/9/19	25,000,000	[b]	24,997,358
Oversea-Chinese Bank/New York	2.08	11/20/19	89,740,000	[b]	89,729,085
Skandinaviska Enskilda Banken/New York, 1 Month LIBOR +.11%	2.13	10/25/19	100,000,000	[c]	99,998,227
Svenska Handelsbanken/New York, 1 Month LIBOR +.10%	2.13	10/16/19	100,000,000	[c]	99,998,700
Svenska Handelsbanken/New York, 1 Month LIBOR +.12%	2.17	10/28/19	50,000,000	[c]	50,000,093

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 14.9% (continued)
Wells Fargo Bank, 3 Month LIBOR +.18%	2.52	10/11/19	50,500,000	[c]	50,539,058
Total Negotiable Bank Certificates of Deposit (cost $575,342,456)					575,393,642
Time Deposits - 16.8%
Bank of Nova Scotia (Toronto)	2.05	10/3/19	130,000,000		130,000,000
Cooperatieve Rabobank (New York)	1.85	10/1/19	190,000,000		190,000,000
Nordea Bank (New York)	1.77	10/1/19	138,000,000		138,000,000
Standard Chartered Bank (New York)	2.00	10/1/19	190,000,000		190,000,000
Total Time Deposits (cost $648,000,000)					648,000,000
Variable Rate Demand Notes - 1.3%
Bank of America Securities, 3 Month LIBOR +.05% (cost $50,000,000)	2.34	4/6/20	50,000,000	[c]	50,003,769
Repurchase Agreements - 27.1%
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 9/30/19 due at maturity date in the amount of $25,001,354 (fully collateralized by original par $2,840,532 Asset-Backed Securities 3.15%-6.24% due 5/15/23-10/30/48 value $2,876,357 original par $6,152,032 Corporate Debt Securities 2.34%-10.18% due 5/15/20-1/1/99 value $6,299,849 original par $1,062,935 Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation 0.65% due 7/25/25 value $32,378 original par $43,419,884 Private Label Collateralized Mortgage Obligations 2.22%-6.00% due 8/25/35-4/25/57 value $16,541,098)	1.95	10/1/19	25,000,000		25,000,000

6

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 27.1% (continued)

Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 9/30/19 due at maturity date in the amount of $85,005,737 (fully collateralized by original par $111,087,074 Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation 0.00%-6.00% due 12/25/26-9/25/51 value $9,123,885 original par $400,597 Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities 7.00%-9.00% due 2/20/39-9/1/40 value $85,895 original par $32,244,597 Federal National Mortgage Association Agency Collateralized Mortgage Obligation 4.00%-6.50% due 7/25/41-12/25/45 value $2,410,616 original par $57,456,618 Federal National Mortgage Association Agency Mortgage-Backed Securities 3.49%-4.00% due 9/1/28-12/1/33 value $65,317,137 original par $291,759 FHLMC REMIC SERIES K-062 X3 20450125 FLT Agency Collateralized Mortgage Obligation 2.14% due 1/25/45 value $38,343 original par $168,176,064 Government National Mortgage Association Agency Collateralized Mortgage Obligation 0.79%-4.50% due 9/16/27-8/16/61 value $10,664,302 original par $10,000 Tennessee Valley Authority Agency Debentures and Agency Strips 0.00% due 6/15/35 value $6,485 original par $277,800 U.S. Treasuries (including strips) 0.00%-2.25% due 10/10/19-3/31/26 value $288,734)

	2.43	10/1/19	85,000,000	85,000,000

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 27.1% (continued)

Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 9/30/19 due at maturity date in the amount of $150,009,875 (fully collateralized by original par $3,259,345 Federal Farm Credit Bank Agency Debentures and Agency Strips 2.13%-2.58% due 12/13/21-3/30/28 value $3,258,890 original par $2,492,586 Federal Home Loan Banks Agency Debentures and Agency Strips 0.00%-2.88% due 3/27/20-6/14/24 value $2,472,264 original par $48,507,022 Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation 3.50%-4.67% due 4/15/39-4/15/49 value $1,903,578 original par $4,108,870 Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips 3.00% due 10/15/27 value $86,556 original par $31,593,585 Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities 2.34%-5.00% due 1/1/29-9/1/49 value $30,142,063 original par $34,371,953 Federal National Mortgage Association Agency Collateralized Mortgage Obligation 0.00%-4.48% due 6/25/21-11/25/48 value $2,072,687 original par $11,099,519 Federal National Mortgage Association Agency Debentures and Agency Strips 1.35%-6.50% due 6/30/20-2/1/43 value $175,566 original par $47,813,560 Federal National Mortgage Association Agency Mortgage-Backed Securities 2.50%-6.03% due 1/1/20-3/1/52 value $44,942,985 original par $47,556,892 Government National Mortgage Association Agency Collateralized Mortgage Obligation 3.00%-4.50% due 2/20/39-4/20/49 value $5,032,565 original par $49,855,117 Government National Mortgage Association Agency Mortgage-Backed Securities 2.50%-5.00% due 7/20/34-9/20/49 value $42,160,675 original par $20,898,829 U.S. Treasuries (including strips) 0.00%-3.63% due 10/15/19-2/15/49 value $21,252,662)

	2.37	10/1/19	150,000,000	150,000,000

8

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 27.1% (continued)
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 9/30/19 due at maturity date in the amount of $600,039,333 (fully collateralized by original par $612,770,000 U.S. Treasuries (including strips) 1.63% due 9/30/26 value $612,004,038)	2.36	10/1/19	600,000,000	600,000,000
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 9/30/19 due at maturity date in the amount of $50,002,806 (fully collateralized by original par $55,797,873 Asset-Backed Securities 2.03%-5.60% due 2/16/21-4/15/25 value $52,500,001)	2.02	10/1/19	50,000,000	50,000,000
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 9/30/19 due at maturity date in the amount of $50,002,667 (fully collateralized by original par $49,858,000 Other Instrument (international debt) 1.38%-4.38% due 7/15/20-1/24/44 value $52,500,083)	1.92	10/1/19	50,000,000	50,000,000
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 9/30/19 due at maturity date in the amount of $40,002,189 (fully collateralized by original par $2,887,020 Equities value $44,000,005)	1.97	10/1/19	40,000,000	40,000,000
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 9/27/19 due at maturity date in the amount of $45,017,763 (fully collateralized by original par $1,597,270 Equities value $49,500,002)	2.03	10/4/19	45,000,000	45,000,000
Total Repurchase Agreements (cost $1,045,000,000)				1,045,000,000
Total Investments (cost $3,854,098,859)			99.9%	3,854,155,577
Cash and Receivables (Net)			.1%	3,755,066
Net Assets			100.0%	3,857,910,643

LIBOR—London Interbank Offered Rate

a Security is a discount security. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to $1,135,790,149 or 29.44% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banks	72.8
Repurchase Agreements	27.1
99.9

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $1,045,000,000) —Note 1(b)	3,854,098,859	3,854,155,577
Cash		2,131,333
Interest receivable		2,373,848
		3,858,660,758
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		307,208
Payable for shares of Beneficial Interest redeemed		438,572
Trustees fees and expenses payable		4,335
		750,115
Net Assets ($)		3,857,910,643
Composition of Net Assets ($):
Paid-in capital		3,857,854,508
Total distributable earnings (loss)		56,135
Net Assets ($)		3,857,910,643

Net Asset Value Per Share	Institutional Shares	Hamilton Shares
Net Assets ($)	3,809,683,284	48,227,359
Shares Outstanding	3,809,768,173	48,225,312
Net Asset Value Per Share ($)	1.0000	1.0000

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2019 (Unaudited)

Investment Income ($):
Interest Income	49,232,004
Expenses:
Management fee—Note 2(a)	2,024,370
Trustees’ fees—Note 2(a,d)	233,250
Shareholder servicing costs—Note 2(b)	18,507
Service Plan fees—Note 2(b)	7,793
Total Expenses	2,283,920
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(233,250)
Net Expenses	2,050,670
Investment Income—Net, representing net increase in net assets resulting from operations	47,181,334
Net change in unrealized appreciation (depreciation) on investments	(57,406)
Net Realized and Unrealized Gain (Loss) on Investments	(57,406)
Net Increase in Net Assets Resulting from Operations	47,123,928

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Operations ($):
Investment income—net	47,181,334	80,620,119
Net realized gain (loss) on investments	-	(583)
Net change in unrealized appreciation (depreciation) on investments	(57,406)	503,797
Net Increase (Decrease) in Net Assets Resulting from Operations	47,123,928	81,123,333
Distributions ($):
Distributions to shareholders:
Institutional Shares	(46,191,448)	(78,473,417)
Hamilton Shares	(989,886)	(2,177,763)
Total Distributions	(47,181,334)	(80,651,180)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	6,577,294,499	13,251,588,202
Hamilton Shares	585,053,088	734,281,810
Distributions reinvested:
Institutional Shares	45,635,251	77,448,354
Hamilton Shares	613,336	1,486,667
Cost of shares redeemed:
Institutional Shares	(6,677,110,893)	(12,933,237,943)
Hamilton Shares	(594,779,841)	(745,386,048)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(63,294,560)	386,181,042
Total Increase (Decrease) in Net Assets	(63,351,966)	386,653,195
Net Assets ($):
Beginning of Period	3,921,262,609	3,534,609,414
End of Period	3,857,910,643	3,921,262,609
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	6,577,300,292	13,251,660,324
Shares issued for distributions reinvested	45,635,251	77,448,134
Shares redeemed	(6,677,131,438)	(12,933,254,925)
Net Increase (Decrease) in Shares Outstanding	(54,195,895)	395,853,533
Hamilton Shares
Shares sold	585,053,088	734,283,446
Shares issued for distributions reinvested	613,336	1,486,708
Shares redeemed	(594,795,072)	(745,389,862)
Net Increase (Decrease) in Shares Outstanding	(9,128,648)	(9,619,708)

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended		Year Ended March 31,
September 30, 2019
Institutional Shares (Unaudited)		2019	2018	2017[a]	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.0000	.9999	1.0000	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.0120	.0220	.0121	.0050	.001	.001
Net realized and unrealized gain (loss) on investments	(.0003)	(.0002)	(.0001)	.0000[c]	-	-
Total from Investment Operations:	.0117	.0218	.0120	.0050	.001	.001
Distributions:
Dividends from investment income—net	(.0117)	(.0217)	(.0121)	(.0050)	(.001)	(.001)
Net asset value, end of period	1.0000	1.0000	.9999	1.0000	1.00	1.00
Total Return (%)	1.17[d]	2.20	1.20	.50	.14	.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.11[e]	.11	.10	.10	.10	.10
Ratio of net expenses to average net assets	.10[e]	.10	.10	.10	.10	.10
Ratio of net investment income to average net assets	2.33[e]	2.19	1.22	.48	.13	.07
Net Assets, end of period ($ x 1,000)	3,809,683	3,863,910	3,467,645	3,158,133	3,526,652	6,194,271

a Effective October 10, 2016, the fund began calculating its net asset value to four decimals.

b Based on average shares outstanding.

c Amount represents less than $.001 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

14

Six Months Ended		Year Ended March 31,
September 30, 2019
Hamilton Shares	(Unaudited)	2019	2018	2017[a]	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.000	.9999	1.0001	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.0136	.0199	.0115	.0044	.001	.000[c]
Net realized and unrealized gain (loss) on investments	(.0022)	.0013	(.0002)	.0001	-	-
Total from Investment Operations:	.0114	.0212	.0113	.0045	.001	.000[c]
Distributions:
Dividends from investment income—net	(.0114)	(.0211)	(.0115)	(.0044)	(.001)	(.000)[c]
Net asset value, end of period	1.000	1.000	.9999	1.0001	1.00	1.00
Total Return (%)	1.14[d]	2.14	1.13	.45	.08	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.17[e]	.17	.16	.16	.16	.16
Ratio of net expenses to average net assets	.16[e]	.16	.16	.16	.16	.16
Ratio of net investment income to average net assets	2.26[e]	2.07	1.12	.51	.06	.01
Net Assets, end of period ($ x 1,000)	48,227	57,353	66,965	266,604	178,801	353,503

a Effective October 10, 2016, the fund began calculating its net asset value to four decimals.

b Based on average shares outstanding.

c Amount represents less than $.001 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares and Hamilton shares. Effective May 31, 2019, Hamilton shares, became subject to a Shareholder Services Plan. The Shareholder Services Plan replaced the Service Plan adopted pursuant to Rule 12b-1 under the Act which had been in place for Hamilton shares, prior to May 31, 2019. The aggregate fees paid by Hamilton shares pursuant to the Shareholder Services Plan will continue to be the same as the fees that were payable under the prior Service Plan. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “institutional prime fund” as that term is defined in Rule 2a-7 under the Act, and, as such, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

16

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

18

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	3,854,155,577
Level 3 - Significant Unobservable Inputs	-
Total	3,854,155,577

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $583 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2019. These short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2019 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended September 30, 2019.

20

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, Shareholder Service Plan fees, brokerage fees, taxes, and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended September 30, 2019, fees reimbursed by the Adviser amounted to $233,250.

(b) Under the fund’s Shareholder Services Plan, with respect to Hamilton shares, the fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of the Hamilton shares pay the Distributor at annual rates of .06%. of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. The Shareholder Services Plan does not provide for payments related to the distribution of fund shares. Under the Shareholder Services Plan with respect to Hamilton shares, the Distributor would be able to pay financial intermediaries from the fees it receives from the Shareholder Services Plan for the provision of the respective services by the intermediaries to their clients who are beneficial owners of fund shares. During the period ended September 30, 2019, Hamilton shares were charged $18,507 pursuant to the Shareholder Services Plan.

Prior to May 31, 2019, the fund was subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Hamilton shares had paid the Distributor at the annual rate of .06% of the value of Hamilton shares average daily net assets for distributing Hamilton shares, for advertising and marketing relating to Hamilton shares and for providing certain

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services to shareholders of Hamilton shares. The services provided include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2019, Hamilton shares were charged $7,793 pursuant to the Service Plan.

(c) The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $328,080 and Shareholder Service Plan fees $4,220, which are offset against an expense reimbursement currently in effect in the amount of $25,092.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

At September 30, 2019, accumulated net unrealized appreciation on investments was $56,718, consisting of $173,381 gross unrealized appreciation and $116,663 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 1, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s gross total return performance (without including fees and expenses) was above or within four basis points of the Performance Group and Performance Universe medians for all periods except the one- and two-year periods when it was below the medians. The fund’s net total return performance (including fees and expenses) was above the Performance Group median in all periods except the one- and two-year periods when it was below the median and above or within one basis point of the Performance Universe median for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group), the fund’s actual management fee was at the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and the Expense Universe medians (lowest total expenses in the Expense Group). The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by the Adviser.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such

24

services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• While the Board expressed some concern about relative performance in the one- and two-year periods, the Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

26

NOTES

27

NOTES

28

NOTES

29

For More Information

Dreyfus Institutional Preferred Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-CSR for the period that includes the date of the posted holdings.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0194SA0919

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      November 25, 2019

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      November 25, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)